Income Taxes - Schedule of Effective Tax Rate (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Effective Tax Rate [Abstract]
Federal income tax benefit	21.00%	21.00%
State income tax	4.35%	4.35%